Document and Entity Information	Aug. 08, 2025
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	Aug. 08, 2025
Entity Registrant Name	QUANTUM-SI INCORPORATED
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39486
Entity Tax Identification Number	85-1388175
Entity Address, Address Line One	29 Business Park Drive
Entity Address, City or Town	Branford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06405
City Area Code	866
Local Phone Number	688-7374
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001816431
Amendment Flag	false
Common Class A
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	QSI
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Entity Listings [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	QSIAW
Security Exchange Name	NASDAQ